Document and Entity Information	Oct. 18, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002137965
Document Type	8-K
Document Period End Date	Oct. 18, 2026
Entity Registrant Name	TCGX Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-43434
Entity Tax Identification Number	98-1943484
Entity Address, Address Line One	245 Lytton Ave.
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(650)
Local Phone Number	924-9424
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	TCGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false